Share - Based Compensation (Tables)	12 Months Ended
Oct. 31, 2021
Share Based Compensation
Schedule of changes in number of stock options with their weighted average exercise prices

	October 31, 2021		October 31, 2020
	Number of	Weighted Average	Number of	Weighted Average
	options	Exercise Price ($)	options	Exercise Price ($)
Balance, beginning of year	620,666	7.50	707,333	7.50
Granted (i)	2,058,885	6.12	13,333	7.50
Forfeited	(448,051)	9.51	(100,000)	7.50
Exercised	(325,371)	3.73	-	-
Balance, end of period	1,906,129	6.51	620,666	7.50
Exercisable, end of period	596,666	7.55	491,375	7.50

For the year ended October 31, 2021, the Company recorded share-based compensation related to options of $3,282 (2020 - $129) for the year ended October 31, 2021.

(i)	On November 18, 2020, the Company acquired all the issued and outstanding shares of Meta which resulted in acquiring 245,552 post-consolidation options outstanding on the date of closing. The fair value of the options acquired were calculated using the Black-Scholes option pricing model valued using the Black-Scholes model and the following assumptions were used: stock price of $0.18 pre-consolidation ($2.70 post-consolidation); expected life of 1 years; $nil dividends; expected volatility of 100%; exercise price as per the plan times the exchange ratio of 0.824; and a risk-free interest rate of 0.52%.
(ii)	During the year ended October 31, 2021 the Company granted a total of 2,058,885 post-consolidation options to directors, officers, employees and consultants of the Company and its subsidiaries. Included in the total issuances was 1,813,333 post-consolidation options that were issued through four significant issuances. The 1,330,000 options issued on November 20, 2020 were valued using the Black-Scholes model and the following assumptions were used: stock price of $2.78; expected life of 2 years; $nil dividends; expected volatility of 94.2%; exercise price of $3.00; and a risk-free interest rate of 0.3%. The 406,667 options issued on March 19, 2021 were valued using the Black-Scholes model and the following assumptions were used: stock price of $12.15; expected life of 2 years; $nil dividends; expected volatility of 103.7%; exercise price of $11.55; and a risk-free interest rate of 0.3%. The 63,333 options issued on May 10, 2021 were valued using the Black-Scholes model and the following assumption were used: stock price $9.15; expected life of 1.5 years; $nil dividends; expected volatility of 108.3%; exercise price of $9.00; and a risk-free interest rate of 0.3%. The 13,333 options issued on July 6, 2021 were valued using the Black-Scholes model and the following assumptions were used: stock price $9.27; expected life of 2 years; $nil dividends; expected volatility of 103.8%; exercise price of $9.39; and a risk-free interest rate of 0.5%.
(ii)	Number of stock options and share award disclosures have been retrospectively restated for all periods to reflect the Share Consolidation effected on May 13, 2021 (Note 2(a)).